Consolidated Balance Sheets (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Statement of Financial Position [Abstract]
Trading account assets pledged that secured parties are permitted to sell or repledge	¥ 8,857,073	¥ 5,032,178
Trading account assets measured at fair value under fair value option	17,135,481	18,231,238
Available-for-sale debt securities pledged that secured parties are permitted to sell or repledge	3,151,799	2,877,061
Held-to-maturity debt securities pledged that secured parties are permitted to sell or repledge	148,763	105,029
Held-to-maturity debt securities, Fair value	4,606,305	3,939,143
Equity securities pledged that secured parties are permitted to sell or repledge	741	1,532
Equity securities measured at fair value	5,111,630	5,866,846
Loans, net of unearned income, unamortized premiums and deferred loan fees, pledged that secured parties are permitted to sell or repledge	167,152	204,488
Allowance for credit losses	13,998	14,741
Due to trust account and other short-term borrowings measured at fair value under fair value option	123,028	196,113
Long-term debt measured at fair value under fair value option	¥ 483,051	¥ 402,823
Common stock, authorized (in shares)	33,000,000,000	33,000,000,000
Common stock, issued (in shares)	13,281,995,120	13,581,995,120
Common stock, stated value (JPY per share)	¥ 0	¥ 0
Treasury stock, shares (in shares)	668,286,238	737,282,154